Cash Management Agreement with Affiliate	12 Months Ended
Dec. 31, 2015
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]
(10)         Cash Management Agreement with Affiliate.

On October 6, 2010, the Managing Owner retained RJOIM, an SEC registered investment adviser and an affiliate of the Managing Owner, as cash manager.  The assets managed by RJOIM are held in segregated accounts in custody at Wells.  RJOIM is paid an annual fee, currently 0.20% calculated and accrued daily at a rate equal to 1/360 of the principal balance.  As of August 1, 2014, RJOIM agreed to waive all advisory fees previously charged to the Trust, back to January 1, 2014, in response to a request by the Managing Owner for said rebate.  This request was made due to the decrease in the size of the Trust’s deposit with RJOIM and the current interest rate environment.  The total amount waived as of July 31, 2014, was $3,483.  As of December 31, 2015 and 2014, the Trust’s deposits held by RJOIM consisted of cash of $1,449,728 and $512,044, respectively, and fixed income securities of $0 and $0, respectively.  Advisory fees earned by RJOIM aggregated $0, $0, and $28,101, for the years ended December 31, 2015, 2014 and 2013 respectively.  Since August 1, 2014, RJOIM continues to waive its advisory fee.